Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss - CLP ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	$ 3,972,623	$ 2,840,320
Fair value	3,889,952	2,762,388
Unrealized profit	23,839	20,613
Unrealized loss	(106,510)	(98,545)
Other Chilean government financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	2,872,436	1,550,065
Fair value	2,825,238	1,473,604
Unrealized profit	22,421	16,612
Unrealized loss	(69,619)	(93,073)
Other Chilean government financial instruments | Chilean Central Bank financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	199,943
Fair value	0	199,903
Unrealized profit	0	3
Unrealized loss	0	(43)
Other Chilean government financial instruments | Chilean Treasury bonds and notes
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	2,872,436	1,350,122
Fair value	2,825,238	1,273,701
Unrealized profit	22,421	16,609
Unrealized loss	(69,619)	(93,030)
Other Chilean government financial instruments | Other Chilean government financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
Other Chilean debt financial securities
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	3,450	5,023
Fair value	3,484	5,006
Unrealized profit	34	7
Unrealized loss	0	(24)
Other Chilean debt financial securities | Other Chilean bank financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	3,450	5,023
Fair value	3,484	5,006
Unrealized profit	34	7
Unrealized loss	0	(24)
Other Chilean debt financial securities | Other Chilean financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
Foreign financial debt instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	769,747	1,209,877
Fair value	769,644	1,208,875
Unrealized profit	1,278	2,903
Unrealized loss	(1,381)	(3,905)
Foreign financial debt instruments | Foreign debt financial instruments of governments and fiscal entities
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	769,747	1,002,107
Fair value	769,644	1,001,105
Unrealized profit	1,278	2,903
Unrealized loss	(1,381)	(3,905)
Foreign financial debt instruments | Other foreign debt financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	207,770
Fair value	0	207,770
Unrealized profit	0	0
Unrealized loss	0	0
Loans and account receivable from customer
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	326,990	75,355
Fair value	291,586	74,903
Unrealized profit	106	1,091
Unrealized loss	(35,510)	(1,543)
Loans and account receivable from customer | Commercial loans
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	90,248	53,914
Fair value	90,354	55,005
Unrealized profit	106	1,091
Unrealized loss	0	0
Loans and account receivable from customer | Mortgage loans
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	236,742	21,441
Fair value	201,232	19,898
Unrealized profit	0	0
Unrealized loss	(35,510)	(1,543)
Less than 12 months
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	3,972,623	2,840,320
Fair value	3,889,952	2,762,388
Unrealized profit	23,839	20,613
Unrealized loss	(106,510)	(98,545)
Less than 12 months | Other Chilean government financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	2,872,436	1,550,065
Fair value	2,825,238	1,473,604
Unrealized profit	22,421	16,612
Unrealized loss	(69,619)	(93,073)
Less than 12 months | Other Chilean government financial instruments | Chilean Central Bank financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	199,943
Fair value	0	199,903
Unrealized profit	0	3
Unrealized loss	0	(43)
Less than 12 months | Other Chilean government financial instruments | Chilean Treasury bonds and notes
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	2,872,436	1,350,122
Fair value	2,825,238	1,273,701
Unrealized profit	22,421	16,609
Unrealized loss	(69,619)	(93,030)
Less than 12 months | Other Chilean government financial instruments | Other Chilean government financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
Less than 12 months | Other Chilean debt financial securities
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	3,450	5,023
Fair value	3,484	5,006
Unrealized profit	34	7
Unrealized loss	0	(24)
Less than 12 months | Other Chilean debt financial securities | Other Chilean bank financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	3,450	5,023
Fair value	3,484	5,006
Unrealized profit	34	7
Unrealized loss	0	(24)
Less than 12 months | Other Chilean debt financial securities | Other Chilean financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0
Fair value	0
Unrealized profit	0
Unrealized loss	0
Less than 12 months | Foreign financial debt instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	769,747	1,209,877
Fair value	769,644	1,208,875
Unrealized profit	1,278	2,903
Unrealized loss	(1,381)	(3,905)
Less than 12 months | Foreign financial debt instruments | Foreign debt financial instruments of governments and fiscal entities
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	769,747	1,002,107
Fair value	769,644	1,001,105
Unrealized profit	1,278	2,903
Unrealized loss	(1,381)	(3,905)
Less than 12 months | Foreign financial debt instruments | Other foreign debt financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	207,770
Fair value	0	207,770
Unrealized profit	0	0
Unrealized loss	0	0
Less than 12 months | Loans and account receivable from customer
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	326,990	75,355
Fair value	291,586	74,903
Unrealized profit	106	1,091
Unrealized loss	(35,510)	(1,543)
Less than 12 months | Loans and account receivable from customer | Commercial loans
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	90,248	53,914
Fair value	90,354	55,005
Unrealized profit	106	1,091
Unrealized loss	0	0
Less than 12 months | Loans and account receivable from customer | Mortgage loans
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	236,742	21,441
Fair value	201,232	19,898
Unrealized profit	0	0
Unrealized loss	(35,510)	(1,543)
More than 12 months
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Other Chilean government financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Other Chilean government financial instruments | Chilean Central Bank financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Other Chilean government financial instruments | Chilean Treasury bonds and notes
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Other Chilean government financial instruments | Other Chilean government financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Other Chilean debt financial securities
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Other Chilean debt financial securities | Other Chilean bank financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Other Chilean debt financial securities | Other Chilean financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Foreign financial debt instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Foreign financial debt instruments | Foreign debt financial instruments of governments and fiscal entities
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Foreign financial debt instruments | Other foreign debt financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Loans and account receivable from customer
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Loans and account receivable from customer | Commercial loans
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Loans and account receivable from customer | Mortgage loans
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost		0
Fair value		0
Unrealized profit		0
Unrealized loss		$ 0